ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Statements of Financial Condition

Following are condensed financial statements for the parent company as of and for the years ended December 31, 2013 and 2012:

Condensed Statements of Financial Condition
(Dollar amounts in thousands)	2013	2012
Assets:
Interest-earning deposits	$5,741	$1,091
Securities available for sale	34,273	34,889
Equity in net assets of subsidiaries	213,613	227,695
Other assets	6,004	5,969

Total assets	$259,631	$269,644

Liabilities and stockholders’ equity:
Subordinated debt, net	$36,083	$46,393
Accrued expenses and other liabilities	36,546	27,553
Stockholders’ equity	187,002	195,698

Total liabilities and stockholders’ equity	$259,631	$269,644

Schedule of Condensed Statements of Operations

Condensed Statements of Operations
(Dollar amounts in thousands)	2013	2012	2011
Income:
Equity in undistributed earnings of subsidiaries	$7,007	$6,356	$1,664
Dividends from subsidiaries	10,000	10,000	15,000
Management fee income, from subsidiaries	48	48	36
Net gain on sale of securities available for sale	256	629	141
Other than temporary impairment losses on securities available for sale	-	(26)	(317)
Interest and other income	928	1,126	1,365

Total income	18,239	18,133	17,889
Expense:
Interest expense, to subsidiary	2,753	2,957	3,257
Compensation and employee benefits	807	632	432
Other	656	657	445

Total expense	4,216	4,246	4,134

Income before benefit from income taxes	14,023	13,887	13,755
Benefit from income taxes	(1,321)	(1,016)	(1,155)

Net income	$15,344	$14,903	$14,910

Schedule of Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Income
(Dollar amounts in thousands)	2013	2012	2011

Net Income before noncontrolling interest	$15,854	$15,822	$15,821

Other comprehensive income (loss) (net of tax and reclassifications)
Net change in unrealized gains (losses):
Gains (losses) arising during the period	(889)	741	368
Income tax effect	311	(259)	(129)

	(578)	482	239

Gains recognized in earnings	(256)	(629)	(141)
Income tax effect	90	221	49

	(166)	(408)	(92)

Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax	(744)	74	147

Fair value adjustment on derivatives	1,873	(211)	(2,631)
Income tax effect	(655)	74	921

	1,218	(137)	(1,710)

Other comprehensive income (loss) of bank subsidiary	(20,962)	4,262	7,133

Total comprehensive income (loss), net of tax	(20,488)	4,199	5,570

Net comprehensive income (loss) before noncontrolling interest	(4,634)	20,021	21,391
Less: net income attributable to the noncontrolling interest	510	919	911

Net comprehensive income (loss) attributable to ESB Financial Corporation	$(5,144)	$19,102	$20,480

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2013	2012	2011
Operating activities:
Net income	$15,344	$14,903	$14,910
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(7,007)	(6,356)	(1,664)
Net realized gain on securities available for sale	(256)	(629)	(141)
Other than temporary impairment losses on securities available for sale	-	26	317
Compensation expense on ESOP and MRP	1,823	1,602	1,445
Other, net	928	1,148	(2,190)

Net cash provided by operating activities	10,832	10,694	12,677

Investing activities:
Purchases of securities	(9,533)	(14,411)	(6,733)
Principal repayments of securities	8,652	9,405	7,698
Proceeds from the sale of securities available for sale	449	1,342	204

Net cash (used in) provided by investing activities	(432)	(3,664)	1,169

Financing activities:
Redemption of junior subordinated notes	(10,310)	-	-
Proceeds from long term borrowings	10,000	-	-
Repayments of long term borrowings	(1,000)	(5,200)	-
Proceeds received from exercise of stock options	1,603	794	832
Dividends paid	(4,999)	(7,321)	(5,409)
Payments to acquire treasury stock	(619)	(541)	(4,754)
Stock purchased by ESOP	(425)	(329)	(504)

Net cash used in financing activities	(5,750)	(12,597)	(9,835)

(Decrease) increase in cash equivalents	4,650	(5,567)	4,011
Cash equivalents at beginning of period	1,091	6,658	2,647

Cash equivalents at end of period	$5,741	$1,091	$6,658